RESEARCH AND DEVELOPMENT	12 Months Ended
Sep. 30, 2023
Research And Development [Abstract]
RESEARCH AND DEVELOPMENT [Text Block]

10. RESEARCH AND DEVELOPMENT

Research and development expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$	$
Laboratory costs (see Note 11)	23,718	146,649	82,871
Novel drug development	3,961,781	8,557,000	3,638,910
Patents and related payments	92,500	73,645	513,302
Salary and subcontractors	1,317,405	2,631,884	1,369,769
Share-based compensation (see Note 6)	(48,128)	771,760	709,136
Investment tax credits	(347,332)	-	-
	4,999,944	12,180,938	6,313,988

Investment tax credits under the Australian government's Research and Development Tax Incentive program have been recorded as a reduction of research and development expenses in the period received.